Finance Income and Expense - Summary of Finance Income and Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Finance income
Interest on bank deposits	$ 2,086	$ 9,292
Total finance income	2,086	9,292
Finance expense
Interest on convertible notes	(832,003)	(409,561)
Interest on loans and borrowings	(304,187)	(103,605)
Interest on lease liabilities	(23,134)	(39,402)
Other interest payable	(9,937)	(8,437)
Total finance expense	$ (1,169,261)	$ (561,005)